Consolidated Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	25,000,000	25,000,000	25,000,000
Preferred stock, shares issued	324,850	200	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	18,625,802	18,703,182	11,855,232
Common stock, shares outstanding	18,625,802	18,703,182	11,855,232